UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Mar. 31, 2021
Current Assets
Bank	$ 387	$ 519
Funds in attorney trust account	12,773
Prepaid	2,067
Total Current Assets	15,227	519
TOTAL ASSETS	15,227	519
Current Liabilities
Accounts payable	337,281	98,379
Accrued expenses	164,346	20,244
Accrued expenses- related party	330,000	562,665
Advances from related party	79,096	78,350
Total Current Liabilities	910,723	759,638
Total Liabilities	910,723	759,638
Stockholders’ Equity (Deficit)
Preferred Stock, $.001 par value, 10,000,000 shares authorized, -0- shares issued and outstanding
Common Stock, $.001 par value, 2,000,000,000 shares authorized, 754,280,000 and 754,280,000 shares issued and outstanding, respectively	754,280	754,280
Foreign currency translation adjustment	160	(14,023)
Additional paid-in capital		0
Accumulated deficit	(1,649,936)	(1,499,376)
Total Stockholders’ Equity (Deficit)	(895,496)	(759,119)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 15,227	$ 519